Principal Activities, Organization and Basis of Presentation - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended							9 Months Ended		7 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 11, 2013 USD ($)	Nov. 11, 2013 CNY	Dec. 31, 2010 USD ($)	Nov. 11, 2013 PRC	Sep. 30, 2014 Subsequent Event USD ($)	Sep. 30, 2014 Subsequent Event CNY	Aug. 31, 2014 Subsequent Event HRX USD ($)	Dec. 31, 2013 Senior Notes USD ($)	Dec. 31, 2012 Senior Notes USD ($)	Dec. 31, 2013 Long-term Debt
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Interest rate on senior notes											10.00%	10.00%
Net income (loss)	$ (1,637,211)	$ (1,052,059)	$ (608,954)
Working capital deficit	4,468,869
Deficit in total equity	(2,102,381)	(502,764)	624,924			1,019,738
Cash and cash equivalents	29,973	98,283	244,072			202,127
Short-term borrowings and current portion of long-term borrowings	2,525,427	2,391,327
Preferred shares value	387,816
Aggregate principal amount of Senior Notes	267,601										267,601	259,513
Convertible Senior Notes, maturity date											Feb. 28, 2014		Dec. 08, 2014
PRC Notes	82,009	0
Short term borrowings				255,900	1,560,000			1,565,300
Number of commercial bank							11
Drawings from credit facility								67,000	400,000
Line of credit expiration date								Nov. 10, 2016	Nov. 10, 2016
Proceeds from related party borrowings										16,000
Additional working capital facility, aggregate principal amount										$ 14,000